Note 5 - Revenue 1	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Revenue [Text Block]

NOTE 5.  Revenue

Royalty Revenue Related to Sale of Future Royalties

The Company generates royalty revenue from the sale of Inavir in Japan, pursuant to a collaboration and license agreement that Aviragen entered into with Daiichi Sankyo Company, Limited (“Daiichi Sankyo”) in 2009. In September 2010, laninamivir octanoate was approved for sale by the Japanese Ministry of Health and Welfare for the treatment of influenza in adults and children, which Daiichi Sankyo markets as Inavir. Under the agreement, the Company currently receives a 4% royalty on net sales of Inavir in Japan. Based on information provided by Daiichi Sankyo, the Company's royalty revenue will cease with the expiration of the last patent related to Inavir in  August 2036. The Company’s royalty revenue is seasonal, in line with the flu season, so the majority of the Company’s royalty revenue and non-cash royalty revenue related to the sale of future royalties are earned in the first and fourth fiscal quarters. The royalty revenue related to Inavir recognized for the three months ended March 31, 2026 and 2025 was zero. The non-cash royalty revenue related to the sale of future royalties was $42,000 and $1.6 million for the three months ended March 31, 2026 and 2025, respectively. Both royalty revenue and the non-cash royalty revenue related to the sale of future royalties are subject to a 5% withholding tax in Japan, for which $2,000 and $79,000 was included in income tax expense for the three months ended March 31, 2026 and 2025, respectively, further detailed in Note 6.

Revenue from Government Contracts

The Company recognized revenue from government contracts with HHS BARDA of $36.4 million and $19.3 million for the three months ended March 31, 2026 and 2025, respectively, consisting of revenue from the 2024 ASPR-BARDA Contract (as defined below) and the 2024 ATI-RRPV Contract (as defined below) described in more detail below. Unbilled receivable from government contracts consists of government revenue from HHS BARDA, which was earned and not yet billed. As of March 31, 2026 and December 31, 2025, the amount of unbilled receivable was $50.4 million and $36.8 million, respectively, and deferred revenue was $23,000 and $68,000, respectively.

2024 ATI-RRPV Contract

In June 2024, the Company entered into an agreement (as modified or amended from time to time the “2024 ATI-RRPV Contract”) with Advanced Technology International (“ATI”), the Rapid Response Partnership Vehicle’s Consortium Management Firm funded by HHS BARDA, which was modified in the second half of 2024 to increase funding and provide for the manufacturing of a vaccine candidate targeting the KP.2 strain and acquire an approved mRNA vaccine targeting the KP.2 strain. Pursuant to the 2024 ATI-RRPV Contract, the Company was authorized to receive overall funding of up to $460.7 million to conduct a Phase 2b comparative study evaluating the Company’s oral pill COVID-19 vaccine candidate against an mRNA vaccine comparator approved by the U.S. Food and Drug Administration (“FDA”). Funding has been released pursuant to authorized milestones delineated in a series of contract modifications. Pursuant to Modification No. 6 to the 2024 ATI-RRPV Contract, dated March 10, 2026 (the most recent contract modification), the total amount of funding available for payment under the 2024 ATI-RRPV Contract is approximately $316.0 million, including $67.9 million of firm fixed price amounts and the remaining amount for reimbursement of costs incurred in trial preparation and execution activities. The Company anticipates a further modification to the 2024 ATI-RRPV Contract that will reflect the reduced scope of work and corresponding reduction in funding that resulted from previously issued stop work orders that halted enrollment and therefore reduced the size of the study.

The Company accounts for the 2024 ATI-RRPV Contract under Accounting Standards Codification 958-605 (“ASC 958-605”) and recognizes revenue as the firm fixed-price milestone is earned and allowable cost-plus-fixed-fees are incurred. Reimbursable costs under the 2024 ATI-RRPV Contract primarily include direct labor, subcontract costs, materials, travel, and approved overhead and indirect costs. The 2024 ATI-RRPV Contract contains terms and conditions that are customary for contracts with HHS BARDA of this nature, including the U.S. government having the right to terminate the contract for convenience or to terminate for default if the Company fails to meet its obligations as set forth in the statement of work. Revenue from government contracts recognized on the 2024 ATI-RRPV Contract was $36.4 million, comprised entirely of the cost-plus-fixed-fee, for the three months ended March 31, 2026, and $19.3 million, comprising cost-plus-fixed-fee of $18.5 million and firm fixed-price milestone of $0.8 million for the three months ended March 31, 2025, based on costs incurred and the achievement of firm fixed-price milestones under the 2024 ATI-RRPV Contract. Deferred government revenue represents amounts that have been received from HHS BARDA and the earnings process is not yet complete. Deferred government revenue in current liabilities was $23,000 and $68,000 as of March 31, 2026 and December 31, 2025, respectively. The remaining deferred government revenue as of March 31, 2026, will be recognized as revenue once the earnings process is complete.

The Company believes that if the 2024 ATI-RRPV Contract were to be terminated prior to completion of the Phase 2b comparative study, the costs incurred through the effective date of such termination and any settlement costs resulting from such termination would be allowable costs. Cost reimbursement payments to the Company are provisional payments subject to adjustment upon annual audit by the government. The Company believes that revenue for periods not yet audited will be recorded in amounts that are expected to be realized upon final audit and settlement. When the final determination of the allowable costs for any year has been made, revenue and billings may be adjusted accordingly in the period that the adjustment becomes known.

2024 ASPR-BARDA Contract

In January 2024, the Company was awarded a contract (as modified or amended, the “2024 ASPR-BARDA Contract”) by HHS BARDA with a base and all options value of $9.3 million. Under the 2024 ASPR-BARDA Contract, the Company received an award to support clinical trial planning activities for a Phase 2b clinical trial that would compare the Company’s XBB vaccine candidate to an mRNA comparator to evaluate efficacy for symptomatic and asymptomatic disease, systemic and mucosal immune induction, and adverse events. The 2024 ASPR-BARDA Contract originally had a period of performance term that was set to expire in July 2024, but the Company entered into an amendment in July 2024 that extended the period of performance expiration date into October 2024. The Company accounts for the 2024 ASPR-BARDA Contract under ASC 958-605 and recognizes revenue as donor-imposed conditions are met. Revenue from government contracts recognized on the 2024 ASPR-BARDA Contract was zero for each of the three months ended March 31, 2026 and 2025. Deferred government revenue represents amounts that have been received from HHS BARDA and the earnings process is not yet complete. Deferred government revenue in current liabilities was zero as of March 31, 2026 and December 31, 2025.

Revenue from License and Collaboration

On November 4, 2025, the Company entered into the 2025 License and Collaboration Agreement with Dynavax relating to the Company’s investigational oral vaccine candidate for COVID-19 based on its proprietary oral delivery platform (the “Vaccine Candidate”). Pursuant to the 2025 License and Collaboration Agreement, the Company granted Dynavax an exclusive, worldwide license to develop and commercialize the Company’s oral pill Vaccine Candidate for SARS-CoV-2, SARS coronavirus, or MERS coronavirus, including COVID-19 and all variants thereof. Under the terms of the 2025 License and Collaboration Agreement, Dynavax paid the Company an upfront license fee of $25.0 million and purchased $5.0 million of the Company’s common stock pursuant to the 2025 Securities Purchase Agreement. The 2025 License and Collaboration Agreement provides that the Company continue to develop the Vaccine Candidate by conducting and completing its ongoing Phase 2b clinical trial and delivering the end-of-Phase 2 data package, performing its obligations under the 2024 ATI-RRPV agreement and conducting additional development and manufacturing activities related to the Vaccine Candidate.

On February 10, 2026, Sanofi completed its acquisition of Dynavax. As a result of the consummation of the merger, Dynavax became an indirect wholly owned subsidiary of Sanofi.

Following the completion of the Company’s ongoing Phase 2b clinical trial and a planned end-of-Phase 2 meeting with the FDA, per the 2025 License and Collaboration Agreement, Dynavax has the right to elect, in its sole discretion, to assume responsibility for the continued development of the Vaccine Candidate. If Dynavax elects to assume responsibility for such continued development of the Vaccine Candidate, then Dynavax has agreed to pay the Company an additional fee of $50.0 million. If Dynavax does not elect to assume responsibility for such continued development of the Vaccine Candidate, then the 2025 License and Collaboration Agreement will terminate pursuant to its terms.

The Company determined that the 2025 License and Collaboration Agreement represented a contract with a customer and should be accounted for in accordance with ASC 606. The Company identified two performance obligations, (i) the exclusive license, together with the related transfer and manufacturing technology transfer (the “License Performance Obligation”), and (ii) the development program activities through delivery of the EOP2 Data Package, including participation in joint governance committees (the “Development Performance Obligation”).

The Company identified $25.8 million of total transaction price at inception, consisting of a non-refundable upfront payment of $25.0 million and the premium of approximately $0.8 million associated with Dynavax’s concurrent $5.0 million equity investment in the Company, which represented consideration in excess of the fair value of the common stock issued. The fixed consideration of $25.8 million was allocated to the two performance obligations on a relative standalone selling price basis. Revenue allocated to the License Performance Obligation was recognized at a point in time in the fourth quarter of 2025 upon completion of the technology transfer, when Dynavax obtained the right to use and benefit from the licensed intellectual property. Revenue allocated to the Development Performance Obligation is recognized over time using an input method based on costs incurred relative to total estimated costs to complete the development program.

The 2025 License and Collaboration Agreement also includes potential additional consideration in the form of evaluation fees, a $50.0 million election payment, regulatory and commercial milestone payments, and royalties on future product sales. Such amounts represent variable consideration and are included in the transaction price only to the extent that it is probable that a significant reversal of cumulative revenue recognized will not occur. Sales-based milestones and royalties will be recognized as revenue when the underlying sales occur in accordance with the sales- or usage-based royalty exception in ASC 606.

For the three months ended March 31, 2026 and 2025, the Company recognized collaboration revenue of $2.8 million and zero, respectively, from the 2025 License and Collaboration Agreement. As of  March 31, 2026, the amount of deferred collaboration revenue was $12.2 million, of which $11.7 million was classified as current and $0.4 million as non-current. The remaining deferred collaboration revenue will be recognized as revenue once the earnings process is complete.

NOTE 5.  Revenue

Royalty Revenue Related to Sale of Future Royalties

The Company generates royalty revenue from the sale of Inavir in Japan, pursuant to a collaboration and license agreement that Aviragen entered into with Daiichi Sankyo Company, Limited (“Daiichi Sankyo”) in 2009. In  September 2010, laninamivir octanoate was approved for sale by the Japanese Ministry of Health and Welfare for the treatment of influenza in adults and children, which Daiichi Sankyo markets as Inavir. Under the agreement, the Company currently receives a 4% royalty on net sales of Inavir in Japan. Based on information provided by Daiichi Sankyo, the Company believes the expiration of the last patent related to Inavir is in  August 2036, at which time royalty revenue will cease. The Company’s royalty revenue is seasonal, in line with the flu season, so the majority of the Company’s royalty revenue and non-cash royalty revenue related to the sale of future royalties are earned in the first and fourth fiscal quarters. The royalty revenue related to Inavir recognized for the years ended December 31, 2025 and 2024, was zero. The Company recognized non-cash royalty revenue related to the sale of future royalties of $1.9 million and $3.8 million for the years ended December 31, 2025 and 2024, respectively. Both royalty revenue and the non-cash royalty revenue related to the sale of future royalties are subject to a 5% withholding tax in Japan, for which $0.1 million and $0.2 million was included in income tax expense for the years ended December 31, 2025 and 2024, respectively, further detailed in Note 6.

Revenue from Government Contracts

The Company recognized revenue from government contracts with HHS BARDA of $224.5 million and $24.9 million for the years ended December 31, 2025 and 2024, respectively, consisting of revenue from the 2024 ASPR-BARDA Contract (as defined below) and the 2024 ATI-RRPV Contract (as defined below) described in more detail below. Unbilled receivable from government contracts consists of government revenue from HHS BARDA, which was earned and not yet billed. As of December 31, 2025 and 2024, the amount of unbilled receivable was $36.8 million and $6.2 million, respectively, and deferred revenue was $0.1 million and $65.4 million, respectively.

2024 ATI-RRPV Contract

In  June 2024, the Company entered into an agreement (as modified or amended from time to time, the “2024 ATI-RRPV Contract”) with Advanced Technology International, the Rapid Response Partnership Vehicle’s Consortium Management Firm funded by HHS BARDA, which was modified in the second half of 2024 to increase funding and provide for the manufacturing of a vaccine candidate targeting the KP.2 strain and acquire an approved mRNA vaccine targeting the KP.2 strain. Pursuant to the 2024 ATI-RRPV Contract, the Company may receive funding of up to $460.7 million to conduct a Phase 2b comparative study evaluating the Company’s oral pill COVID-19 vaccine candidate against an mRNA vaccine comparator approved by the U.S. Food and Drug Administration (“FDA”). As of December 31, 2025, the 2024 ATI-RRPV Contract made available an aggregate amount of authorized milestones up to $316.1 million. Pursuant to Modification No. 6 to the 2024 ATI-RRPV Contract, dated March 10, 2026, the total amount of funding available for payment under the 2024 ATI-RRPV Contract is approximately $316.0 million (see Note 15) including $67.9 million of firm fixed price amounts and the remaining amount for reimbursement of costs incurred in trial preparation and execution activities. The 2024 ATI-RRPV Contract further contemplates additional funding up to $144.7 million if the Company and HHS BARDA decide to continue with the Phase 2b comparative study. The Company anticipates a further modification to the 2024 ATI-RRPV Contract that will reflect the reduced scope of work and corresponding reduction in funding that resulted from previously issued stop work orders.

The Company accounts for the 2024 ATI-RRPV Contract under ASC 958-605 and recognizes revenue as the firm fixed-price milestone is earned and allowable cost-plus-fixed-fees are incurred. Reimbursable costs under the 2024 ATI-RRPV Contract primarily include direct labor, subcontract costs, materials, travel, and approved overhead and indirect costs. The 2024 ATI-RRPV Contract contains terms and conditions that are customary for contracts with HHS BARDA of this nature, including the U.S. government having the right to terminate the contract for convenience or to terminate for default if the Company fails to meet its obligations as set forth in the statement of work. Revenue from government contracts recognized on the 2024 ATI-RRPV Contract was $223.9 million, comprising of a cost-plus-fixed-fee of $158.4 million and a firm fixed-price milestone of $65.5 million, for the year ended December 31, 2025, based on costs incurred and the achievement of firm fixed-price milestones under the 2024 ATI-RRPV Contract. Revenue from government contracts recognized on the 2024 ATI-RRPV Contract was $16.2 million for the year ended December 31, 2024, based on costs incurred and the achievement of firm fixed-price milestones under the 2024 ATI-RRPV Contract. Deferred government revenue represents amounts that have been received from HHS BARDA and the earnings process is not yet complete. Deferred government revenue in current liabilities was $0.1 million and $64.8 million as of  December 31, 2025 and 2024, respectively. The remaining deferred government revenue will be recognized as revenue once the earnings process is complete.

The Company believes that if the 2024 ATI-RRPV Contract were to be terminated prior to completion of the Phase 2b comparative study, the costs incurred through the effective date of such termination and any settlement costs resulting from such termination would be allowable costs. Cost reimbursement payments to the Company are provisional payments subject to adjustment upon annual audit by the government. The Company believes that revenue for periods not yet audited will be recorded in amounts that are expected to be realized upon final audit and settlement. When the final determination of the allowable costs for any year has been made, revenue and billings  may be adjusted accordingly in the period that the adjustment becomes known.

2024 ASPR-BARDA Contract

In  January 2024, the Company was awarded a contract (as amended, the “2024 ASPR-BARDA Contract”) by HHS BARDA with a base and all options value of $9.3 million. Under the 2024 ASPR-BARDA Contract, the Company received an award to support clinical trial planning activities for a Phase 2b clinical trial that would compare the Company’s XBB vaccine candidate to an mRNA comparator to evaluate efficacy for symptomatic and asymptomatic disease, systemic and mucosal immune induction, and adverse events. The 2024 ASPR-BARDA Contract originally had a period of performance term that was set to expire in  July 2024, but the Company entered into an amendment in  July 2024 that extended the period of performance expiration date into  October 2024. The Company accounts for the 2024 ASPR-BARDA Contract under Accounting Standards Codification 958-605 and recognizes revenue as donor-imposed conditions are met. Revenue from government contracts recognized on the 2024 ASPR-BARDA Contract was $0.6 million and $8.7 million for the years ended December 31, 2025 and 2024, respectively, based on the achievement of certain milestones under the 2024 ASPR-BARDA Contract. Deferred government revenue represents amounts that have been received from HHS BARDA and the earnings process is not yet complete. Deferred government revenue in current liabilities was zero and $0.6 million as of December 31, 2025 and 2024, respectively.

Revenue from Dynavax License and Collaboration Agreement

On November 4, 2025, the Company entered into the 2025 License and Collaboration Agreement with Dynavax relating to the Company’s investigational oral vaccine candidate for COVID-19 based on its proprietary oral delivery platform (the “Vaccine Candidate”). Pursuant to the License Agreement, the Company granted Dynavax an exclusive, worldwide license to develop and commercialize the Company’s oral pill Vaccine Candidate for SARS-CoV-2, SARS coronavirus, or MERS coronavirus, including COVID-19 and all variants thereof. Under the terms of the 2025 License and Collaboration Agreement, Dynavax paid the Company an upfront license fee of $25.0 million and purchased $5.0 million of the Company’s common stock pursuant to the 2025 Securities Purchase Agreement. The 2025 License and Collaboration Agreement includes the Company continue to develop the Vaccine Candidate by conducting and completing its ongoing Phase 2b clinical trial and delivering the end-of-Phase 2 data package, performing its obligations under the 2024 ATI-RRPV agreement and conducting additional development and manufacturing activities related to the Vaccine Candidate.

Following the completion of the Company’s ongoing Phase 2b clinical trial and a planned end-of-Phase 2 meeting with the FDA, per the 2025 License and Collaboration Agreement, Dynavax has the right to elect, in its sole discretion, to assume responsibility for the continued development of the Vaccine Candidate. If Dynavax elects to assume responsibility for such continued development of the Vaccine Candidate, then Dynavax has agreed to pay the Company an additional fee of $50.0 million. If Dynavax does not elect to assume responsibility for such continued development of the Vaccine Candidate, then the 2025 License and Collaboration Agreement will terminate pursuant to its terms.

The Company determined that the 2025 License and Collaboration Agreement represented a contract with a customer and should be accounted for in accordance with ASC 606. The Company identified two performance obligations, (i) the exclusive license, together with the related transfer and manufacturing technology transfer (the “License Performance Obligation”), and (ii) the development program activities through delivery of the EOP2 Data Package, including participation in joint governance committees (the “Development Performance Obligation”).

The Company identified $25.8 million of total transaction price at inception, consisting of a non-refundable upfront payment of $25.0 million and the premium of approximately $0.8 million associated with Dynavax’s concurrent $5.0 million equity investment in the Company, which represented consideration in excess of the fair value of the common stock issued. The fixed consideration of $25.8 million was allocated to the two performance obligations on a relative standalone selling price basis. Revenue allocated to the License Performance Obligation was recognized at a point in time in the fourth quarter of 2025 upon completion of the technology transfer, when Dynavax obtained the right to use and benefit from the licensed intellectual property. Revenue allocated to the Development Performance Obligation is recognized over time using an input method based on costs incurred relative to total estimated costs to complete the development program.

The 2025 License and Collaboration Agreement also includes potential additional consideration in the form of evaluation fees, a $50.0 million election payment, regulatory and commercial milestone payments, and royalties on future product sales. Such amounts represent variable consideration and are included in the transaction price only to the extent that it is probable that a significant reversal of cumulative revenue recognized will not occur. Sales-based milestones and royalties will be recognized as revenue when the underlying sales occur in accordance with the sales- or usage-based royalty exception in ASC 606.

For the year ended December 31, 2025, the Company recognized revenue of $10.8 million from the 2025 License and Collaboration Agreement, which consisted of license revenue of $8.7 million and collaboration revenue was $2.1 million. As of  December 31, 2025, the amount of deferred collaboration revenue was $15.0 million, of which $13.0 million was classified as current and $2.0 million as non-current. The remaining deferred collaboration revenue will be recognized as revenue once the earnings process is complete.